Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0262 F: +1 202.637.3593 owenpinkerton@ eversheds-sutherland.com

February 28, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Flat Rock Core Income Fund (File Nos. 333-240039 and 811-23579)

Dear Sir/Madam:

On behalf of Flat Rock Core Income Fund (the “Fund”), we hereby electronically file Post-Effective Amendment No. 9 to the Fund’s Registration Statement under the Securities Act of 1933 on Form N-2, and Amendment No. 12 to the Fund’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”). The Amendment is filed pursuant to Rule 486(a) promulgated under the Securities Act of 1933. The main purpose of the Amendment is to update the Fund’s service providers, make revisions to the Fund’s investment strategy and revise other disclosures in the Fund’s prospectus and statement of additional information.

If you have any questions, please contact Owen Pinkerton at (202) 383-0262 or Krisztina Nadasdy at (614) 468-8292.

Very truly yours,

/s/ Owen J. Pinkerton
Owen J. Pinkerton

cc:	Krisztina Nadasdy, Eversheds Sutherland (US) LLP

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